Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization expense for each of the five years through December 31, 2018 and thereafter
Years ended December 31, 2014		$ 4,183
2015		4,061
2016		3,968
2017		3,789
2018		3,788
Thereafter		12,045
Net Carrying Value	$ 30,005	$ 31,834	$ 36,227